Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul. 27, 2012
Institutional Service Class | U.S. Treasury Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Institutional Service Shares of the U.S. Treasury Portfolio
Objective [Heading]	rr_ObjectiveHeading	: Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the U.S. Treasury Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	: Fees and Expenses of the U.S. Treasury Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the U.S. Treasury Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Institutional Service Shares of the U.S. Treasury Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Service Shares of the U.S. Treasury Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Service Shares of the U.S. Treasury Portfolio's operating expenses remain the same (taking into account the Expense Cap for year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	: Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The U.S. Treasury Portfolio seeks to achieve its objective by investing only in obligations backed by the full faith and credit of the United States government with maturities of 397 days or less and repurchase agreements which are collateralized by such obligations calling for resale in 397 days or less. Under normal circumstances the Portfolio will invest all of its net assets, plus borrowings for investment purposes, in obligations issued or guaranteed by the U.S. Treasury. The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy.

		The Fund's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.
Risk [Heading]	rr_RiskHeading	: Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
  The value of the Fund's shares and the securities held by the Fund can each decline in value.
  The amount of income the Fund generates will vary with changes in prevailing interest rates.
  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.
  The U.S. Treasury Portfolio's investment policy of only investing in U.S. Treasury obligations and other obligations that are issued or guaranteed by the United States Government (including repurchase agreements), while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund
  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
  The value of the Fund's shares and the securities held by the Fund can each decline in value.
  The amount of income the Fund generates will vary with changes in prevailing interest rates.
  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	: Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Institutional Service Shares of the U.S. Treasury Portfolio. The bar chart shows changes in the average annual total returns of the Institutional Service Shares of the U.S. Treasury Portfolio's performance from year to year. The table shows the Portfolio's average annual total returns for the one year, five year, ten year and since inception periods. While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Institutional Service Shares of the U.S. Treasury Portfolio may be obtained by calling the Fund toll free at (800) 433-1918.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Institutional Service Shares of the U.S. Treasury Portfolio. The bar chart shows changes in the average annual total returns of the Institutional Service Shares of the U.S. Treasury Portfolio's performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	U.S. Treasury Portfolio – Institutional Service Shares % Total Return Calendar Year End
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	As of June 30, 2012, the U.S. Treasury Portfolio Institutional Service Shares had a year-to-date return of 0.00%.

The U.S. Treasury Portfolio Institutional Service Shares' highest quarterly return was 1.21% for the quarter ended December 31, 2006; the lowest quarterly return was 0.00% for the quarter ended December 31, 2011.

		Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns – For the period ended December 31, 2011
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 433-1918
Institutional Service Class | U.S. Treasury Portfolio | Institutional Service Shares
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (includes Administration Fees listed below)	rr_OtherExpensesOverAssets	0.12%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.47%
1 Year	rr_ExpenseExampleYear01	48
3 Years	rr_ExpenseExampleYear03	155
5 Years	rr_ExpenseExampleYear05	272
10 Years	rr_ExpenseExampleYear10	614
2002	rr_AnnualReturn2002	1.47%
2003	rr_AnnualReturn2003	0.74%
2004	rr_AnnualReturn2004	0.87%
2005	rr_AnnualReturn2005	2.70%
2006	rr_AnnualReturn2006	4.54%
2007	rr_AnnualReturn2007	4.52%
2008	rr_AnnualReturn2008	1.36%
2009	rr_AnnualReturn2009	0.01%
2010	rr_AnnualReturn2010	0.00%
2011	rr_AnnualReturn2011	0.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
One Year	rr_AverageAnnualReturnYear01	none
Five Years	rr_AverageAnnualReturnYear05	1.16%
Ten Years	rr_AverageAnnualReturnYear10	1.61%
Since Inception	rr_AverageAnnualReturnSinceInception	2.85%	[2]

[1]	The Manager and its affiliates have voluntarily agreed to waive their fees so that the total fund operating expenses paid by the U.S. Treasury Portfolio's Institutional Service Shares (after voluntary waivers) will not exceed 0.47% (the "Expense Cap") up to the date of the Portfolio's next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the date of the Portfolio's next effective Prospectus, these arrangements may only be terminated or the Expense Cap be increased with the approval of the Daily Income Fund's Board of Trustees.
[2]	The inception date for the U.S. Treasury Portfolio's Institutional Service Shares was November 29, 1995.